FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
25.	FINANCIAL INSTRUMENTS

(a)	Financial Risk Management

Financial instruments of the company consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and long-term debt. Financial instruments of the company also include derivatives which the company uses to reduce its exposure to currency and price risk associated with its revenues, energy costs and long-term debt.

The company has exposure to risk from its financial instruments, specifically credit risk, market risk (including currency, price and interest rate risk) and liquidity risk.

(i)	Credit Risk

Credit risk is the risk of financial loss to the company if a customer or counterparty to a financial instrument fails to meet its contractual obligation. This risk derives principally from the company’s receivables from customers and derivative counterparties.

Accounts Receivable

The company is exposed to credit risk on accounts receivable from its customers who are mainly in the newspaper publishing, commercial printing and paper manufacturing businesses. The company manages its credit risk principally through credit policies, which include the analysis of the financial positions of its customers and the regular review of their credit limits. The company also subscribes to credit insurance for substantially all of its receivables, periodically purchases accounts receivable puts on certain customers, and obtains bank letters of credit for some export market customers.

Aging of receivables at December 31 were as follows:

	2011	2010
Trade receivables, gross
Current	$100.9	$106.0
Past due 1-30 days	13.6	4.7
Past due 31-90 days	0.3	1.4
Past due over 90 days	0.3	0.6
	115.1	112.7
Allowance for doubtful accounts	(2.0)	(3.0)
Trade receivables, net	113.1	109.7
Other receivables, including sales tax recoverables	21.8	10.9
Accounts receivable (note 7)	$134.9	$120.6

The movement in the allowance for doubtful accounts in respect of trade receivables during the years ended December 31 were as follows:

	2011	2010

Balance, beginning of year	$3.0	$3.7
Increase (decrease) in provision	(1.0)	(0.7)
Utilized in the year	–	–
Balance, end of year (note 7)	$2.0	$3.0

Derivatives

The company is also exposed to credit risk with counterparties to the company’s derivative financial instruments. The credit risk arises from the potential for a counterparty to default on its contractual obligations, and is limited to those contracts where the company would incur a cost to replace a defaulted transaction. The company manages this risk by diversifying through counterparties that are of strong credit quality, normally major financial institutions.

(ii)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, commodity prices and interest rates will affect the company’s cash flows or the value of its financial instruments (e.g., fixed interest long-term debt).

Currency risk: The company is exposed to the risk that future cash flows will fluctuate as substantially all of the company’s sales and accounts receivable are denominated in U.S. dollars, while only a portion of its costs and payables are denominated in or referenced to U.S. dollars. The company is also exposed to the fluctuations in the fair value of its debt denominated in U.S. dollars. Up to September 31, 2011, a portion of the company’s U.S. dollar denominated long-term debt was designated as an effective hedge of the company’s net investment in Snowflake mill. The company uses foreign currency options and forward contracts to partially hedge trade receivables and anticipated future sales denominated in foreign currencies as well as U.S. dollar denominated debt.

The company’s hedging policy for anticipated sales and accounts receivable includes 0% to 67% of 0- to 12-month and 0% to 25% of 13- to 24-month U.S. dollar net exposure. Hedges are layered in over time, increasing the portion of sales or accounts receivable hedged as it gets closer to the expected date of the sale or collection of the accounts receivable. The company’s hedging policy for its U.S. dollar denominated debt includes 0% to 60% of U.S. dollar net exposure. Future U.S. dollar revenues also provide a partial natural hedge for U.S. dollar denominated debt.

Price risk: The company’s policy allows for hedges of newsprint and pulp to be placed on anticipated sales, and hedges of old newsprint to be placed on anticipated purchases and allows for anticipated purchases at 0% to 70% of 0- to 12-month, 0% to 60% of 13- to 24-month and 0% to 30% of 25- to 36-month of the net exposure for oil and natural gas. The outstanding hedge positions and the price risk associated with the company’s commodity hedges are not significant.

Interest rate risk: The fair value of the company’s fixed-rate debt or the future cash flows of variable-rate debt or fixed-to-floating interest swaps may fluctuate because of changes in market interest rates. The company’s policy is to keep the majority of its term debt on a fixed-rate basis, but to allow for the placing of some fixed-to-floating swaps at rates considered acceptable.

Sensitivity analysis for derivative positions and variable rate debt

				Effect from increase in rate or price		Effect from decrease in rate or price
As at December 31, 2011	Currency and notional amount	Change in rate or price		Net earnings (loss)	Other comprehensive income	Net earnings (loss)	Other comprehensive income (loss)
Revenue hedges
–currency risk (US$/CDN$)	US$148	5%		2.3	–	(1.7)	–
–price risk (commodities)	US$2.9	5%		(0.1)	–	0.1	–
Oil and natural gas hedges
–price risk (commodities)	CDN$3.9	5%		0.1	–	(0.1)	–
ABL Facility
–interest risk (annualized)	CDN$48	100	bps	(0.4)	–	0.4	–

(iii)	Liquidity risk

Liquidity risk is the risk that the company will not be able to meet its financial obligations as they fall due. The company’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due over the next 12 to 24 months, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the company’s reputation.

The company’s principal cash requirements are for interest payments on its debt, capital expenditures and working capital needs. The company uses its operating cash flows, ABL Facility and cash balances to maintain its liquidity. Internal forecasts are regularly prepared that include earnings, capital expenditures, cash flows, cash or revolver drawings, and sensitivities for major assumptions. The internal forecasts include borrowing base availability and covenant compliance. The company also monitors the maturities of its long-term debt and assesses refinancing costs and risks in deciding when to refinance debt in advance of its maturity.

(b)	Revenue risk management instruments

Foreign currency options and forward contracts outstanding to sell U.S. dollars were as follows:

	Options
	Purchased US$ put		Sold US$ call		Forward contracts
Term	US$millions	Average rate US$/CDN$	US$millions	Average rate US$/CDN$	US$millions	Average rate US$/CDN$

As at December 31, 2011
0 to 12 months	$62	1.0092	$5	1.0878	$–	–
13 to 24 months	86	0.9682	–	–	–	–
	$148	0.9855	$5	1.0878	$–	–

As at December 31, 2010
0 to 12 months	$253	0.9878	$249	0.8953	$13	0.9761
13 to 24 months	55	0.9898	5	0.8786	–	–
	$308	0.9882	$254	0.8949	$13	0.9761

The company no longer designates its U.S. dollar revenue risk management instruments as cash flow hedges for accounting purposes effective April 1, 2010 (note 2). For cash flow hedges that were in place as at March 31, 2010, the effective portion of changes in the fair value accumulated as at December 31, 2010 have been deferred and recorded in Accumulated other comprehensive loss. When the hedge item is recorded in earnings, the corresponding gain or loss on the hedge will be reclassified from Accumulated other comprehensive loss to Sales. At December 31, 2011, instruments having a notional principal of US$148 million are marked to market, where the related gains and losses are recognized as Other expense, net, except for the portion still deferred in Accumulated other comprehensive loss. At year-end exchange rates, the net amount the company would receive to settle the above contracts and options is $4.5 million (December 31, 2010 – $11.0 million).

At December 31, 2011, commodity swap agreements are outstanding to fix the sales price of 3,000 metric tonnes of NBSK pulp within the next three months. These contracts are not designated as hedging instruments for accounting purposes and are reported at their fair value, which was $0.5 million at the end of the year (December 31, 2010 – negative $0.1 million).

(c)	Cost risk management instruments

At December 31, 2010, the company was party to commodity options to hedge the purchase price of natural gas for 0.7 million gigajoules (“GJ”) within the next 15 months at rates averaging $4.29 per GJ. These instruments were not designated as hedging instruments for accounting purposes and were reported at fair value in accrued liabilities and long-term payables on the consolidated balance sheet. Changes in fair value was recognized in Other expense, net. At period-end contract rates, the fair value of these contracts was negative $0.6 million (December 31, 2010 – $0.1 million).

(d)	Long-term debt risk management instruments

The company had no forward foreign currency contracts or options to acquire U.S. dollars at December 31, 2011 (December 31, 2010 – $nil) held for the purposes of managing exposure to foreign exchange rate fluctuations on the company’s long-term debt.

(e)	Interest rate swaps

The company had no fixed-to-floating interest rate swaps outstanding at December 31, 2011.